Bank Loans	12 Months Ended
Dec. 31, 2025
Bank Loans
Bank Loans
11.	Bank Loans

Loans consist of the following as of December 31, 2025 and 2024 (figures are in thousands of USD):

	December 31,
	2025	2024
Short-term bank loans	$81,341	$71,869
Current portion of long-term bank loans	—	697
Subtotal	81,341	72,566

Long-term bank loans	$5,691	$842
Less: Current portion of long-term bank loans	—	(697)
Subtotal	5,691	145

Total	$87,032	$72,711
(1)	The Company entered into credit facility agreements with various banks, which were secured by property, plant and equipment and land use rights of the Company. The total credit facility amount was $283.5 million and $216.2 million, respectively, as of December 31, 2025 and 2024. As of December 31, 2025 and 2024, the Company has drawn down loans with an aggregate amount of $87.0 million and $72.7 million, respectively. The weighted average interest rate was 1.8% and 2.4%, respectively.

The Company must use the loans for the purpose specified in the borrowing agreement. If it fails to do so, it may be charged penalty interest or triggered early repayment. The Company complied with such financial covenants as of December 31, 2025.